Labor payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Description of labor payable [Abstract]
Salaries	R$ 14,227	R$ 16,015
Bonus and profit sharing payable	22,459	28,194
Social charges [Abstract]
FGTS	3,258	4,696
INSS-Social security	17,327	8,231
IRRF	2,879	2,585
Sundry taxes	7,622	462
Accrual for vacation pay and related charges	50,153	46,725
Total	R$ 117,925	R$ 106,908	R$ 97,580